United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F
Form 13F Cover Page

Report for quarter ended:  March 31, 2000
Amendment Number 1
This statement is a restatement

Institutional Investment Manager Filing this Report:

Name:  Compu-Val Investments, Inc.
Address:  1702 Lovering Avenue
	 Wilmington, DE 19806

13F file number:  28-01902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral part of this this form.

Person signing this report on behalf of reporting manager:

Name:  Joan Kalil
Title:   Vice President
Phone:  302-652-6767
Signature, Place, and Date of Signing:

  Joan Kalil   Wilmington, DE  April 3, 2000

Report type:
13F Holding Report

I am signing this report as required by the Securities Exchange
Act of 1934

Form 13F Summary Page

Report Summary:

Number of other included managers:
Form 13F Information Table Entry Total:  98
Form 13F Information Table Value Total:  125649

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      431     7650 SH       SOLE                     7650
Amerada Hess                   COM              023551104     1015    15707 SH       SOLE                    15707
BJ's Wholesale Club            COM              05548j106     1370    35713 SH       SOLE                    35713
Bank of New York               COM              064057102     1704    40995 SH       SOLE                    40995
Bankamerica                    COM              060505104     1012    19299 SH       SOLE                    19299
Becton Dickinson               COM              075887109     1131    42967 SH       SOLE                    42967
Bristol Myers Squibb           COM              110122108     1429    24636 SH       SOLE                    24636
Burlington Resources           COM              122014103      601    16250 SH       SOLE                    16250
Carnival Corp                  COM              143658102      349    14080 SH       SOLE                    14080
Cendant Corporation            COM              151313103     1592    86061 SH       SOLE                    86061
Ceridian                       COM              15677T106      408    21257 SH       SOLE                    21257
Chase Manhattan                COM              16161A108     1446    16580 SH       SOLE                    16580
CitiGroup                      COM              172967101     1397    23325 SH       SOLE                    23325
City National                  COM              178566105     1447    42953 SH       SOLE                    42953
Coastal                        COM              190441105     1328    28866 SH       SOLE                    28866
Compaq Computer                COM              204493100     1587    58764 SH       SOLE                    58764
Conoco Class B                 COM              208251405     1388    54165 SH       SOLE                    54165
Crane                          COM              224399105      824    34961 SH       SOLE                    34961
Daisytek                       COM              234053106      905    57218 SH       SOLE                    57218
Dentsply International         COM              249030107      766    27000 SH       SOLE                    27000
DuPont                         COM              263534109      772    14589 SH       SOLE                    14589
Ecolab Inc.                    COM              278865100      421    11470 SH       SOLE                    11470
Exxon Mobil                    COM              30231G102     1411    18110 SH       SOLE                    18110
Finova Group                   COM              317928109      193    11468 SH       SOLE                    11468
First Union                    COM              337358105      252     6756 SH       SOLE                     6756
Fleet Boston Financial         COM              339030108      947    25947 SH       SOLE                    25947
GTE                            COM              362320103     1328    18710 SH       SOLE                    18710
General Dynamics               COM              369550108      809    16260 SH       SOLE                    16260
General Electric               COM              369604103      335     2150 SH       SOLE                     2150
Halliburton                    COM              406216101     1104    26857 SH       SOLE                    26857
Health South                   COM              421924101      227    39946 SH       SOLE                    39946
Hibernia                       COM              428656102      719    68470 SH       SOLE                    68470
Honeywell Intl                 COM              438516106     1667    31638 SH       SOLE                    31638
IBM                            COM              459200101     1951    16533 SH       SOLE                    16533
Int'l Specialty Products       COM              460337108       71    11080 SH       SOLE                    11080
Intel                          COM              458140100      203     1535 SH       SOLE                     1535
Jacobs Engineering             COM              469814107      947    29699 SH       SOLE                    29699
K Mart                         COM              482584109      883    91108 SH       SOLE                    91108
Lowe's Companies               COM              548661107     1224    20970 SH       SOLE                    20970
Manor Care Inc                 COM              564055101      269    19950 SH       SOLE                    19950
Newfield Exploration           COM              651290108     1065    30207 SH       SOLE                    30207
Nortel Networks                COM              656569100     3296    26135 SH       SOLE                    26135
Northern Trust                 COM              665859104     1650    24425 SH       SOLE                    24425
Ocean Energy                   COM              67481E106     1408    97952 SH       SOLE                    97952
Office Max                     COM              67622M108      503    77402 SH       SOLE                    77402
Pall Corp.                     COM              696429307      238    10620 SH       SOLE                    10620
Pepsico                        COM              713448108      970    27820 SH       SOLE                    27820
Protective Life Corp           COM              743674103     1402    44148 SH       SOLE                    44148
Questar                        COM              748356102      610    32868 SH       SOLE                    32868
Reynolds & Reynolds            COM              761695105     1124    41616 SH       SOLE                    41616
Rockwell Int'l                 COM              773903109      945    22605 SH       SOLE                    22605
Roslyn Bancorp                 COM              778162107      628    35267 SH       SOLE                    35267
Royal Caribbean                COM              V7780T103     1149    41028 SH       SOLE                    41028
S&P 400 Midcap Depository Rece COM              595635103      779     8535 SH       SOLE                     8535
SBC Communications             COM              78387G103      669    15892 SH       SOLE                    15892
Schering Plough                COM              806605101     1192    32104 SH       SOLE                    32104
Sovereign Bancorp              COM              845905108      501    66220 SH       SOLE                    66220
Sprint                         COM              852061100     3413    53958 SH       SOLE                    53958
Sun MicroSystems               COM              866810104     2394    25550 SH       SOLE                    25550
Symantec                       COM              871503108     2243    29857 SH       SOLE                    29857
Tektronix                      COM              879131100     1510    26960 SH       SOLE                    26960
Telespectrum                   COM              87951U109      582    83143 SH       SOLE                    83143
Texaco                         COM              881694103     1025    19064 SH       SOLE                    19064
Thomas & Betts                 COM              884315102      537    19016 SH       SOLE                    19016
Waste Management               COM              94106L109      213    15590 SH       SOLE                    15590
Weyerhaeuser Co                COM              962166104     1120    19655 SH       SOLE                    19655
Willamette Industries          COM              969133107      529    13180 SH       SOLE                    13180
Williams Companies             COM              969457100      874    19890 SH       SOLE                    19890
Frank Russell Inter'l Equity   INT'L MF         782493100      200 6011.468 SH       SOLE                 6011.468
Hotchkis & Wiley Int'l         INT'L MF         441346400     2249 85758.876SH       SOLE                85758.876
Principal International Stock  INT'L MF         pisa            43 43035.020SH       SOLE                43035.020
Templeton Dev Mkts             INT'L MF         88018W104      161 11152.293SH       SOLE                11152.293
Templeton Emerg Mkts           INT'L MF         880191101      234 21520.000SH       SOLE                21520.000
Templeton Foreign              INT'L MF         880196209      516 48695.043SH       SOLE                48695.043
Templeton Inst Emerg Mkts      INT'L MF         880210208     1249 103800.989SH      SOLE               103800.989
Templeton Inst Foreign         INT'L MF         880210505     3847 182839.362SH      SOLE               182839.362
Accessor Growth                MF               004322202     8238 227202.626SH      SOLE               227202.626
Accessor Small-Mid Cap         MF               004322400     1112 38219.188SH       SOLE                38219.188
Central Securities             MF               155123102      569 16761.000SH       SOLE                16761.000
Frank Russell Income/Value Equ MF               FRIVE          349 8019.775 SH       SOLE                 8019.775
Franklin Small Cap Growth CL A MF               354713109      448 8935.518 SH       SOLE                 8935.518
Franklin Small Cap Growth-Advs MF               354713869     7818 154957.963SH      SOLE               154957.963
Guardian Park Avenue           MF               700159106      218 3325.912 SH       SOLE                 3325.912
ICMI Equity Income             MF               ICIMIEI18       16 15682.270SH       SOLE                15682.270
ICMI Growth Equity             MF               ICMIEGE80       45 44842.870SH       SOLE                44842.870
Janus Growth & Income          MF               471023200      739 16158.257SH       SOLE                16158.257
Pimco Stock Plus               MF               693390403     1057 74673.929SH       SOLE                74673.929
Principal Large Company Growth MF               plcga           40 39610.740SH       SOLE                39610.740
Principal Small Company Growth MF               pscga           33 33441.430SH       SOLE                33441.430
Principal Stock Index 500      MF               psi500          78 78093.750SH       SOLE                78093.750
Putnam Growth & Income CL A    MF               746761105      249 13594.413SH       SOLE                13594.413
Quaker Large-Cap Value         MF               746935105     6352 534691.624SH      SOLE               534691.624
Quaker Mid-Cap Value           MF               746935709     8143 719337.904SH      SOLE               719337.904
Royce Value Trust              MF               780910105      256 18524.000SH       SOLE                18524.000
S&P 500 Depository Receipts    MF               78462F103      649 4315.000 SH       SOLE                 4315.000
T. Rowe Price Mid-Cap Growth   MF               779556109     2267 51376.968SH       SOLE                51376.968
Vanguard Index 500             MF               922908108     7257 52558.404SH       SOLE                52558.404
Cohen & Steers Realty          REMF             192476109      786 21281.748SH       SOLE                21281.748